(Loss)/Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
(Loss)/Earnings per common and diluted shares
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Net (loss)/income attributable to Navios Logistics' stockholders	$(16,704)	$9,716	$156
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net (loss)/earnings per share from continuing operations:
Basic and diluted	$(0.8352)	$0.4858	$0.0078